Average Annual Total Returns{- Fidelity® SAI U.S. Quality Index Fund} - 07.31 Fidelity SAI U.S. Quality Index Fund PRO-08 - Fidelity® SAI U.S. Quality Index Fund	Fidelity SAI U.S. Quality Index Fund - Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Quality Index Fund - Default Return Before Taxes Since Inception		Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions and Sales Since Inception		IXYOZ Past 1 year	IXYOZ Since Inception	IXYXM Past 1 year	IXYXM Since Inception		IX201 Past 1 year	IX201 Since Inception
Total	34.07%	15.34%	[1]	29.58%	13.81%	[1]	22.22%	11.91%	[1]	30.88%	[1]	34.03%	15.47%	[1]	39.11%	16.49%	[1]

[1]	(a) From October 8, 2015